Income Taxes (Details) - Schedule of components of income tax expense ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2019 CNY (¥)
Schedule of components of income tax expense [Abstract]
Current	¥ 30,870	$ 4,778	¥ 36,458	¥ 138,552
Deferred			(74,243)	(17,011)
Income tax expense/(benefit)	¥ 30,870	$ 4,778	¥ (37,785)	¥ 121,541